Details of Significant Accounts - Income tax, schedule of deductible temporary difference that are not recognized as deferred income tax assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details of Significant Accounts
Deductible temporary differences	$ 7,385	$ 769